Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	₩ 3,019,592	₩ 2,634,624
Trade and other receivables, net	5,087,490	4,902,471
Other financial assets	1,185,659	1,202,840
Current income tax assets	5,954	2,059
Inventories, net	514,145	534,636
Assets held for sale	1,187	1,198
Other current assets	2,044,323	1,876,352
Total current assets	11,858,350	11,154,180
Non-current assets
Trade and other receivables, net	1,091,326	1,250,769
Other financial assets	822,379	544,347
Property and equipment, net	14,464,886	14,206,119
Right-of-use assets	1,248,308	1,217,179
Investment properties, net	1,720,654	1,368,453
Intangible assets, net	3,447,333	2,161,258
Investments in associates and joint ventures	1,288,429	557,881
Deferred income tax assets	423,728	433,698
Other non-current assets	793,948	768,661
Total non-current assets	25,300,991	22,508,365
Total assets	37,159,341	33,662,545
Current liabilities
Trade and other payables	6,641,422	6,210,099
Borrowings	1,731,422	1,418,114
Other financial liabilities	72,807	2,493
Current income tax liabilities	266,430	232,225
Provisions	171,316	165,990
Deferred revenue	64,742	60,252
Other current liabilities	1,124,293	1,103,299
Total current liabilities	10,072,432	9,192,472
Non-current liabilities
Trade and other payables	1,338,781	807,540
Borrowings	6,706,281	5,898,184
Other financial liabilities	424,859	260,676
Defined benefit liabilities, net	197,883	378,087
Provisions	86,081	86,202
Deferred revenue	194,309	149,050
Deferred income tax liabilities	643,958	429,331
Other non-current liabilities	927,596	909,570
Total non-current liabilities	10,519,748	8,918,640
Total liabilities	20,592,180	18,111,112
Equity
Share capital	1,564,499	1,564,499
Share premium	1,440,258	1,440,258
Retained earnings	13,287,390	12,155,420
Accumulated other comprehensive income	117,469	86,051
Other components of equity	(1,433,080)	(1,234,784)
Equity attributable to owners of the Controlling Company	14,976,536	14,011,444
Non-controlling interest	1,590,625	1,539,989
Total equity	16,567,161	15,551,433
Total liabilities and equity	₩ 37,159,341	₩ 33,662,545